Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
May 31, 2020
LDE-QTLY-0720
1.9887646.101

Schedule of Investments May 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 84.6%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.:
3 month U.S. LIBOR + 0.750% 1.10% 6/1/21 (a)(b)	$ 2,000	$ 2,008
3 month U.S. LIBOR + 1.180% 1.964% 6/12/24 (a)(b)	2,314,000	2,265,895
3 month U.S. LIBOR + 0.950% 2.169% 7/15/21 (a)(b)	949,000	954,288
Verizon Communications, Inc. 3 month U.S. LIBOR + 1.000% 1.741% 3/16/22 (a)(b)	133,000	133,255
		3,355,446
Media – 1.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 3 month U.S. LIBOR + 1.650% 2.337% 2/1/24 (a)(b)	398,000	394,020
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 1.763% 10/1/20 (a)(b)	309,000	309,219
3 month U.S. LIBOR + 0.630% 1.849% 4/15/24 (a)(b)	180,000	178,834
3 month U.S. LIBOR + 0.440% 1.873% 10/1/21 (a)(b)	640,000	641,878
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 1.833% 4/1/21 (a)(b)(c)	700,000	701,512
TWDC Enterprises 18 Corp.:
3 month U.S. LIBOR + 0.190% 1.504% 6/5/20 (a)(b)	146,000	146,007
3 month U.S. LIBOR + 0.390% 1.644% 3/4/22 (a)(b)	734,000	728,789
		3,100,259
Wireless Telecommunication Services – 0.2%
Vodafone Group PLC 3 month U.S. LIBOR + 0.990% 2.166% 1/16/24 (a)(b)	399,000	394,248
TOTAL COMMUNICATION SERVICES		6,849,953
CONSUMER DISCRETIONARY – 3.2%
Automobiles – 3.0%
BMW US Capital LLC:
3 month U.S. LIBOR + 0.500% 0.934% 8/13/21 (a)(b)(c)	332,000	327,953
3 month U.S. LIBOR + 0.530% 1.841% 4/14/22 (a)(b)(c)	334,000	324,872
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.450% 0.808% 2/22/21 (a)(b)(c)	300,000	295,914

	Principal Amount	Value

3 month U.S. LIBOR + 0.550% 1.106% 5/4/21 (a)(b)(c)	$ 376,000	$ 370,244
3 month U.S. LIBOR + 0.900% 1.292% 2/15/22 (a)(b)(c)	450,000	434,259
3 month U.S. LIBOR + 0.840% 1.396% 5/4/23 (a)(b)(c)	450,000	422,267
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.790% 1.574% 6/12/20 (a)(b)	200,000	199,836
3 month U.S. LIBOR + 1.235% 1.627% 2/15/23 (a)(b)	600,000	528,061
3 month U.S. LIBOR + 1.080% 1.636% 8/3/22 (a)(b)	200,000	182,082
3 month U.S. LIBOR + 0.930% 2.134% 9/24/20 (a)(b)	919,000	909,810
3 month U.S. LIBOR + 0.880% 2.191% 10/12/21 (a)(b)	600,000	563,789
Nissan Motor Acceptance Corp.:
3 month U.S. LIBOR + 0.690% 2.065% 9/28/22 (a)(b)(c)	370,000	321,301
3 month U.S. LIBOR + 0.890% 2.201% 1/13/22 (a)(b)(c)	50,000	45,725
Volkswagen Group of America Finance LLC 3 month U.S. LIBOR + 0.940% 1.375% 11/12/21 (a)(b)(c)	400,000	393,721
		5,319,834
Hotels, Restaurants & Leisure – 0.1%
McDonald's Corp. 3 month U.S. LIBOR + 0.430% 1.317% 10/28/21 (a)(b)	122,000	121,840
Internet & Direct Marketing Retail – 0.1%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 1.63% 1/30/23 (a)(b)	130,000	128,838
Specialty Retail – 0.0%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.66% 3/1/22 (a)(b)	116,000	115,754
TOTAL CONSUMER DISCRETIONARY		5,686,266
CONSUMER STAPLES – 2.0%
Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc. 3 month U.S. LIBOR + 0.740% 2.051% 1/12/24 (a)(b)	75,000	73,752
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 1.092% 11/15/21 (a)(b)	328,000	325,888

2

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Beverages – continued
PepsiCo, Inc. 3 month U.S. LIBOR + 0.365% 0.921% 5/2/22 (a)(b)	$ 184,000	$ 183,400
		583,040
Food & Staples Retailing – 1.1%
Campbell Soup Co. 3 month U.S. LIBOR + 0.630% 1.371% 3/15/21 (a)(b)	318,000	317,414
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 1.493% 9/17/21 (a)(b)	148,000	147,210
3 month U.S. LIBOR + 0.890% 2.109% 7/15/23 (a)(b)	390,000	385,041
CVS Health Corp. 3 month U.S. LIBOR + 0.720% 1.719% 3/9/21 (a)(b)	377,000	377,586
Reckitt Benckiser Treasury Services PLC 3 month U.S. LIBOR + 0.560% 1.764% 6/24/22 (a)(b)(c)	200,000	197,239
Walmart, Inc.:
3 month U.S. LIBOR + 0.040% 1.235% 6/23/20 (a)(b)	393,000	392,977
3 month U.S. LIBOR + 0.230% 1.425% 6/23/21 (a)(b)	120,000	120,238
		1,937,705
Food Products – 0.4%
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 1.716% 4/16/21 (a)(b)	508,000	508,577
3 month U.S. LIBOR + 1.010% 2.145% 10/17/23 (a)(b)	132,000	130,745
		639,322
Tobacco – 0.2%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 1.272% 8/15/22 (a)(b)	438,000	432,139
TOTAL CONSUMER STAPLES		3,592,206
ENERGY – 2.6%
Oil, Gas & Consumable Fuels – 2.6%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 1.702% 9/19/22 (a)(b)	39,000	37,811
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 0.61% 11/24/20 (a)(b)	650,000	649,784
Chevron Corp.:
3 month U.S. LIBOR + 0.530% 0.922% 11/15/21 (a)(b)	320,000	319,025

	Principal Amount	Value

3 month U.S. LIBOR + 0.480% 1.943% 3/3/22 (a)(b)	$ 64,000	$ 63,936
3 month U.S. LIBOR + 0.530% 1.993% 3/3/22 (a)(b)	44,000	44,002
ConocoPhillips Co. 3 month U.S. LIBOR + 0.900% 1.292% 5/15/22 (a)(b)	216,000	214,448
Enbridge, Inc. 3 month U.S. LIBOR + 0.700% 1.441% 6/15/20 (a)(b)	234,000	233,997
Exxon Mobil Corp.:
3 month U.S. LIBOR + 0.330% 0.716% 8/16/22 (a)(b)	452,000	450,484
3 month U.S. LIBOR + 0.370% 1.371% 3/6/22 (a)(b)	52,000	51,955
MPLX LP 3 month U.S. LIBOR + 1.100% 2.099% 9/9/22 (a)(b)	1,734,000	1,637,252
Shell International Finance BV 3 month U.S. LIBOR + 0.400% 0.834% 11/13/23 (a)(b)	165,000	162,494
Spectra Energy Partners LP 3 month U.S. LIBOR + 0.700% 2.014% 6/5/20 (a)(b)	616,000	615,998
TOTAL ENERGY		4,481,186
FINANCIALS – 63.6%
Banks – 29.4%
ABN AMRO Bank N.V. 3 month U.S. LIBOR + 0.570% 0.939% 8/27/21 (a)(b)(c)	1,200,000	1,200,545
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 1.711% 6/14/23 (a)(b)(c)	200,000	199,288
Australia & New Zealand Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 0.881% 8/19/20 (a)(b)(c)	750,000	750,685
Banco Santander S.A. 3 month U.S. LIBOR + 1.560% 2.871% 4/11/22 (a)(b)	400,000	401,295
Bank of Montreal:
3 month U.S. LIBOR + 0.440% 1.181% 6/15/20 (a)(b)	295,000	295,029
3 month U.S. LIBOR + 0.400% 1.296% 9/10/21 (a)(b)	828,000	828,311
3 month U.S. LIBOR + 0.630% 1.398% 9/11/22 (a)(b)	440,000	439,679
3 month U.S. LIBOR + 0.340% 1.651% 7/13/20 (a)(b)	942,000	942,053
3 month U.S. LIBOR + 0.460% 1.771% 4/13/21 (a)(b)	61,000	61,147
3 month U.S. LIBOR + 0.570% 1.802% 3/26/22 (a)(b)	712,000	712,863

3

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Banque Federative du Credit Mutuel S.A.:
3 month U.S. LIBOR + 0.490% 1.625% 7/20/20 (a)(b)(c)	$ 660,000	$ 661,179
3 month U.S. LIBOR + 0.960% 2.095% 7/20/23 (a)(b)(c)	600,000	592,645
Barclays Bank PLC:
3 month U.S. LIBOR + 0.650% 1.124% 8/7/20 (a)(b)	472,000	472,312
3 month U.S. LIBOR + 0.460% 1.771% 1/11/21 (a)(b)	200,000	200,017
Barclays PLC:
3 month U.S. LIBOR + 1.380% 1.766% 5/16/24 (a)(b)	800,000	778,644
3 month U.S. LIBOR + 1.430% 1.822% 2/15/23 (a)(b)	1,200,000	1,185,490
3 month U.S. LIBOR + 2.110% 2.558% 8/10/21 (a)(b)	630,000	636,211
BPCE S.A.:
3 month U.S. LIBOR + 1.220% 1.578% 5/22/22 (a)(b)(c)	250,000	249,475
3 month U.S. LIBOR + 1.240% 2.024% 9/12/23 (a)(b)(c)	250,000	246,358
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.660% 1.433% 9/13/23 (a)(b)	654,000	652,220
3 month U.S. LIBOR + 0.720% 1.461% 6/16/22 (a)(b)	116,000	116,135
3 month U.S. LIBOR + 0.310% 1.683% 10/5/20 (a)(b)	171,000	170,990
Citibank N.A.:
3 month U.S. LIBOR + 0.530% 0.911% 2/19/22 (a)(b)	750,000	744,914
3 month U.S. LIBOR + 0.500% 1.284% 6/12/20 (a)(b)	250,000	250,077
3 month U.S. LIBOR + 0.300% 1.435% 10/20/20 (a)(b)	250,000	250,191
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.400% 1.289% 9/18/20 (a)(b)(c)	736,000	736,606
3 month U.S. LIBOR + 0.700% 1.441% 3/16/23 (a)(b)(c)	470,000	470,113
3 month U.S. LIBOR + 0.680% 1.569% 9/18/22 (a)(b)(c)	151,000	151,253
3 month U.S. LIBOR + 0.700% 1.596% 3/10/22 (a)(b)(c)	1,450,000	1,453,439
Cooperatieve Rabobank UA 3 month U.S. LIBOR + 0.480% 1.791% 1/10/23 (a)(b)	1,000,000	995,184

	Principal Amount	Value

Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 3.425% 4/16/21 (a)(b)	$ 250,000	$ 253,419
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 1.844% 9/12/23 (a)(b)(c)	600,000	578,741
Fifth Third Bank 3 month U.S. LIBOR + 0.250% 1.01% 10/30/20 (a)(b)	400,000	400,119
ING Groep N.V.:
3 month U.S. LIBOR + 1.000% 2.451% 10/2/23 (a)(b)	200,000	196,673
3 month U.S. LIBOR + 1.150% 2.525% 3/29/22 (a)(b)	200,000	199,950
Lloyds Banking Group PLC 3 month U.S. LIBOR + 0.800% 1.995% 6/21/21 (a)(b)	2,000,000	1,997,842
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 1.09% 3/2/23 (a)(b)	306,000	300,210
3 month U.S. LIBOR + 0.920% 1.278% 2/22/22 (a)(b)	90,000	89,344
3 month U.S. LIBOR + 0.790% 1.781% 7/25/22 (a)(b)	743,000	737,789
3 month U.S. LIBOR + 0.860% 1.851% 7/26/23 (a)(b)	706,000	696,644
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 1.311% 2/28/22 (a)(b)	200,000	199,291
3 month U.S. LIBOR + 0.880% 1.648% 9/11/22 (a)(b)	400,000	396,383
3 month U.S. LIBOR + 1.000% 1.768% 9/11/24 (a)(b)	800,000	781,526
3 month U.S. LIBOR + 1.140.% 1.913% 9/13/21 (a)(b)	200,000	200,393
3 month U.S. LIBOR + 0.840% 2.016% 7/16/23 (a)(b)	800,000	786,176
3 month U.S. LIBOR + 0.790% 2.104% 3/5/23 (a)(b)	600,000	591,489
National Australia Bank Ltd.:
3 month U.S. LIBOR + 0.720% 1.078% 5/22/22 (a)(b)(c)	250,000	250,811
3 month U.S. LIBOR + 0.710% 1.266% 11/4/21 (a)(b)(c)	1,250,000	1,257,419
3 month U.S. LIBOR + 0.350% 1.661% 1/12/21 (a)(b)(c)	500,000	500,628
3 month U.S. LIBOR + 1.000% 2.311% 7/12/21 (a)(b)(c)	1,500,000	1,515,077
PNC Bank N.A.:
3 month U.S. LIBOR + 0.310% 1.206% 6/10/21 (a)(b)	1,250,000	1,250,077
4

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 0.500% 1.491% 7/27/22 (a)(b)	$ 250,000	$ 249,453
Regions Bank 3 month U.S. LIBOR + 0.500% 0.934% 8/13/21 (a)(b)	750,000	744,656
Royal Bank of Canada:
3 month U.S. LIBOR + 0.390% 1.15% 4/30/21 (a)(b)	1,338,000	1,342,015
3 month U.S. LIBOR + 0.240% 1.231% 10/26/20 (a)(b)	397,000	397,285
3 month U.S. LIBOR + 0.400% 1.391% 1/25/21 (a)(b)	1,168,000	1,170,107
3 month U.S. LIBOR + 0.300% 1.398% 7/22/20 (a)(b)	147,000	147,190
3 month U.S. LIBOR + 0.660% 2.033% 10/5/23 (a)(b)	292,000	288,568
Santander UK PLC 3 month U.S. LIBOR + 0.300% 0.856% 11/3/20 (a)(b)	200,000	200,031
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 0.816% 5/17/21 (a)(b)(c)	200,000	200,239
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 1.546% 10/16/20 (a)(b)	250,000	250,355
Svenska Handelsbanken AB:
3 month U.S. LIBOR + 0.470% 0.83% 5/24/21 (a)(b)	1,000,000	1,002,937
3 month U.S. LIBOR + 0.360% 1.359% 9/8/20 (a)(b)	750,000	750,171
Swedbank AB 3 month U.S. LIBOR + 0.700% 1.441% 3/14/22 (a)(b)(c)	400,000	398,404
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 1.103% 9/17/20 (a)(b)	182,000	182,183
3 month U.S. LIBOR + 0.240% 1.231% 1/25/21 (a)(b)	770,000	770,322
3 month U.S. LIBOR + 0.640% 1.775% 7/19/23 (a)(b)	138,000	137,909
3 month U.S. LIBOR + 1.000% 2.387% 4/7/21 (a)(b)	1,256,000	1,263,908
Truist Bank:
3 month U.S. LIBOR + 0.590% 1.146% 8/2/22 (a)(b)	287,000	286,209
3 month U.S. LIBOR + 0.500% 1.491% 10/26/21 (a)(b)	50,000	49,888
Truist Financial Corp.:
3 month U.S. LIBOR + 0.220% 0.907% 2/1/21 (a)(b)	106,000	105,937

	Principal Amount	Value

3 month U.S. LIBOR + 0.570% 1.311% 6/15/20 (a)(b)	$ 125,000	$ 125,042
US Bank N.A.:
3 month U.S. LIBOR + 0.310% 0.866% 2/4/21 (a)(b)	750,000	749,341
3 month U.S. LIBOR + 0.250% 1.27% 7/24/20 (a)(b)	2,000,000	2,000,947
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.930% 1.378% 2/11/22 (a)(b)	72,000	72,009
3 month U.S. LIBOR + 0.880% 1.978% 7/22/20 (a)(b)	773,000	774,642
3 month U.S. LIBOR + 1.230% 1.99% 10/31/23 (a)(b)	1,874,000	1,874,525
3 month U.S. LIBOR + 1.010% 2.009% 12/7/20 (a)(b)	249,000	249,901
3 month U.S. LIBOR + 1.025% 2.016% 7/26/21 (a)(b)	2,067,000	2,078,713
3 month U.S. LIBOR + 1.110% 2.13% 1/24/23 (a)(b)	137,000	136,863
3 month U.S. LIBOR + 1.340% 2.594% 3/4/21 (a)(b)	598,000	601,521
Wells Fargo Bank N.A.:
3 month U.S. LIBOR + 0.620% 0.989% 5/27/22 (a)(b)	250,000	248,639
3 month U.S. LIBOR + 0.310% 1.529% 1/15/21 (a)(b)	250,000	250,261
3 month U.S. LIBOR + 0.500% 1.543% 7/23/21 (a)(b)	250,000	249,933
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.720% 1.112% 5/15/23 (a)(b)	699,000	698,497
3 month U.S. LIBOR + 0.770% 1.13% 2/26/24 (a)(b)	172,000	171,819
3 month U.S. LIBOR + 0.850% 1.231% 8/19/21 (a)(b)	97,000	97,616
3 month U.S. LIBOR + 0.710% 2.085% 6/28/22 (a)(b)	456,000	457,117
3 month U.S. LIBOR + 0.850% 2.161% 1/11/22 (a)(b)	758,000	763,947
		51,563,449
Capital Markets – 1.4%
State Street Corp. 3 month U.S. LIBOR + 0.900% 1.286% 8/18/20 (a)(b)	438,000	438,581
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 1.117% 11/1/21 (a)(b)	374,000	371,735
The Bank of New York Mellon Corp.:
3 month U.S. LIBOR + 0.870% 1.256% 8/17/20 (a)(b)	85,000	85,112
3 month U.S. LIBOR + 0.280% 1.534% 6/4/21 (a)(b)	500,000	500,000

5

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
3 month U.S. LIBOR + 1.050% 1.81% 10/30/23 (a)(b)	$ 989,000	$991,125
The Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 0.694% 5/21/21 (a)(b)	115,000	115,037
		2,501,590
Consumer Finance – 5.9%
Air Lease Corp. 3 month U.S. LIBOR + 0.670% 2.133% 6/3/21 (a)(b)	414,000	382,960
American Express Co.:
3 month U.S. LIBOR + 0.620% 0.997% 5/20/22 (a)(b)	294,000	293,118
3 month U.S. LIBOR + 0.650% 1.019% 2/27/23 (a)(b)	26,000	25,724
3 month U.S. LIBOR + 0.330% 1.09% 10/30/20 (a)(b)	941,000	942,148
3 month U.S. LIBOR + 0.600% 1.141% 11/5/21 (a)(b)	149,000	148,869
3 month U.S. LIBOR + 0.750% 1.306% 8/3/23 (a)(b)	382,000	378,787
American Express Credit Corp.:
3 month U.S. LIBOR + 1.050% 1.791% 9/14/20 (a)(b)	146,000	146,238
3 month U.S. LIBOR + 0.700% 2.163% 3/3/22 (a)(b)	706,000	705,407
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.370% 0.818% 5/10/23 (a)(b)	660,000	636,346
3 month U.S. LIBOR + 0.540% 1.807% 6/27/22 (a)(b)	398,000	391,711
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.720% 1.48% 1/30/23 (a)(b)	1,264,000	1,221,738
3 month U.S. LIBOR + 0.950% 1.949% 3/9/22 (a)(b)	564,000	560,327
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.250% 0.61% 8/26/20 (a)(b)	645,000	644,743
3 month U.S. LIBOR + 0.390% 0.776% 5/17/21 (a)(b)	196,000	196,201
3 month U.S. LIBOR + 0.230% 0.971% 3/15/21 (a)(b)	935,000	935,295
3 month U.S. LIBOR + 0.280% 1.279% 9/7/21 (a)(b)	97,000	96,821
3 month U.S. LIBOR + 0.300% 1.299% 3/8/21 (a)(b)	200,000	199,636
3 month U.S. LIBOR + 0.290% 1.544% 9/4/20 (a)(b)	163,000	163,077

	Principal Amount	Value

Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.400% 0.786% 5/17/22 (a)(b)	$ 242,000	$ 238,681
3 month U.S. LIBOR + 0.480% 1.479% 9/8/22 (a)(b)	470,000	465,382
3 month U.S. LIBOR + 0.280% 1.591% 4/13/21 (a)(b)	186,000	186,018
3 month U.S. LIBOR + 0.290% 1.677% 10/7/21 (a)(b)	1,382,000	1,375,173
		10,334,400
Diversified Financial Services – 25.1%
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 1.423% 1/23/22 (a)(b)	564,000	561,390
3 month U.S. LIBOR + 0.660% 1.769% 7/21/21 (a)(b)	592,000	592,168
3 month U.S. LIBOR + 0.650% 1.866% 6/25/22 (a)(b)	360,000	358,361
3 month U.S. LIBOR + 0.960% 2.003% 7/23/24 (a)(b)	370,000	367,381
3 month U.S. LIBOR + 1.000% 2.02% 4/24/23 (a)(b)	385,000	383,539
3 month U.S. LIBOR + 0.650% 2.083% 10/1/21 (a)(b)	170,000	170,236
3 month U.S. LIBOR + 0.790% 2.104% 3/5/24 (a)(b)	980,000	965,451
3 month U.S. LIBOR + 1.180% 2.289% 10/21/22 (a)(b)	67,000	67,296
3 month U.S. LIBOR + 1.160% 2.295% 1/20/23 (a)(b)	176,000	176,386
Citigroup, Inc.:
3 month U.S. LIBOR + 1.100% 1.486% 5/17/24 (a)(b)	544,000	538,105
3 month U.S. LIBOR + 1.190% 1.746% 8/2/21 (a)(b)	351,000	352,805
3 month U.S. LIBOR + 1.430% 1.78% 9/1/23 (a)(b)	1,078,000	1,084,751
3 month U.S. LIBOR + 0.960% 1.951% 4/25/22 (a)(b)	977,000	978,647
3 month U.S. LIBOR + 0.950% 1.97% 7/24/23 (a)(b)	908,000	900,807
3 month U.S. LIBOR + 1.070% 2.069% 12/8/21 (a)(b)	1,150,000	1,153,039
Credit Agricole S.A.:
3 month U.S. LIBOR + 0.970% 1.866% 6/10/20 (a)(b)(c)	250,000	250,063
3 month U.S. LIBOR + 1.020% 2.04% 4/24/23 (a)(b)(c)	250,000	245,449
3 month U.S. LIBOR + 1.430% 2.741% 1/10/22 (a)(b)(c)	1,250,000	1,254,183
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 1.941% 12/14/23 (a)(b)(c)	250,000	246,257
6

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 1.240% 2.024% 6/12/24 (a)(b)(c)	$ 1,000,000	$ 983,750
Deutsche Bank AG:
3 month U.S. LIBOR + 1.230% 1.599% 2/27/23 (a)(b)	100,000	94,878
3 month U.S. LIBOR + 1.290% 1.846% 2/4/21 (a)(b)	600,000	590,810
3 month U.S. LIBOR + 0.815% 1.913% 1/22/21 (a)(b)	1,284,000	1,261,697
3 month U.S. LIBOR + 0.970% 2.281% 7/13/20 (a)(b)	945,000	945,036
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 2.17% 4/9/21 (a)(b)	140,000	136,344
3 month U.S. LIBOR + 0.990% 2.363% 1/5/23 (a)(b)	561,000	503,567
3 month U.S. LIBOR + 1.550% 2.861% 1/14/22 (a)(b)	998,000	951,259
HSBC Holdings PLC:
3 month U.S. LIBOR + 1.000% 1.386% 5/18/24 (a)(b)	800,000	790,024
3 month U.S. LIBOR + 0.650% 1.434% 9/11/21 (a)(b)	926,000	926,184
3 month U.S. LIBOR + 1.230% 1.998% 3/11/25 (a)(b)	800,000	781,107
3 month U.S. LIBOR + 1.500% 2.873% 1/5/22 (a)(b)	1,000,000	1,008,392
3 month U.S. LIBOR + 2.240% 3.239% 3/8/21 (a)(b)	237,000	239,988
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.610% 1.499% 6/18/22 (a)(b)	1,186,000	1,183,613
3 month U.S. LIBOR + 0.730% 1.773% 4/23/24 (a)(b)	510,000	502,772
3 month U.S. LIBOR + 0.900% 1.891% 4/25/23 (a)(b)	320,000	319,204
3 month U.S. LIBOR + 0.890% 1.933% 7/23/24 (a)(b)	566,000	556,730
3 month U.S. LIBOR + 1.205% 2.046% 10/29/20 (a)(b)	377,000	378,352
3 month U.S. LIBOR + 1.100% 2.099% 6/7/21 (a)(b)	936,000	941,383
3 month U.S. LIBOR + 1.000% 2.219% 1/15/23 (a)(b)	178,000	178,238
3 month U.S. LIBOR + 1.230% 2.25% 10/24/23 (a)(b)	272,000	272,621
3 month U.S. LIBOR + 0.680% 2.26% 6/1/21 (a)(b)	558,000	558,273
Macquarie Group Ltd. 3 month U.S. LIBOR + 1.350% 2.617% 3/27/24 (a)(b)(c)	278,000	276,137

	Principal Amount	Value

Morgan Stanley:
3 month U.S. LIBOR + 1.220% 1.668% 5/8/24 (a)(b)	$ 846,000	$ 841,703
3 month U.S. LIBOR + 1.180% 2.315% 1/20/22 (a)(b)	2,757,000	2,766,021
3 month U.S. LIBOR + 1.400% 2.42% 10/24/23 (a)(b)	1,669,000	1,673,802
3 month U.S. LIBOR + 1.400% 2.509% 4/21/21 (a)(b)	1,396,000	1,407,500
NatWest Markets PLC 3 month U.S. LIBOR + 1.400% 2.775% 9/29/22 (a)(b)(c)	200,000	199,038
Royal Bank of Scotland Group PLC:
3 month U.S. LIBOR + 1.470% 1.862% 5/15/23 (a)(b)	200,000	197,138
3 month U.S. LIBOR + 1.550% 2.766% 6/25/24 (a)(b)	200,000	195,524
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 1.875% 10/18/22 (a)(b)	132,000	131,078
3 month U.S. LIBOR + 0.740% 1.875% 1/17/23 (a)(b)	260,000	255,999
3 month U.S. LIBOR + 0.800% 1.976% 10/16/23 (a)(b)	268,000	262,104
3 month U.S. LIBOR + 0.860% 1.995% 7/19/23 (a)(b)	352,000	345,528
3 month U.S. LIBOR + 0.780% 2.091% 7/12/22 (a)(b)	18,000	17,840
3 month U.S. LIBOR + 1.140% 2.275% 10/19/21 (a)(b)	311,000	312,563
The Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 1.642% 1/8/21 (a)(b)	738,000	738,309
3 month U.S. LIBOR + 0.620% 1.672% 9/19/22 (a)(b)	184,000	183,755
The Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 1.11% 2/23/23 (a)(b)	415,000	407,679
3 month U.S. LIBOR + 0.780% 1.54% 10/31/22 (a)(b)	522,000	515,723
3 month U.S. LIBOR + 1.170% 1.562% 11/15/21 (a)(b)	1,286,000	1,288,371
3 month U.S. LIBOR + 1.200% 1.941% 9/15/20 (a)(b)	354,000	354,655
3 month U.S. LIBOR + 1.600% 1.963% 11/29/23 (a)(b)	850,000	855,411
3 month U.S. LIBOR + 1.000% 2.02% 7/24/23 (a)(b)	524,000	519,073
3 month U.S. LIBOR + 1.110% 2.101% 4/26/22 (a)(b)	440,000	440,449
3 month U.S. LIBOR + 1.770% 2.13% 2/25/21 (a)(b)	1,386,000	1,394,239

7

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 1.360% 2.351% 4/23/21 (a)(b)	$ 622,000	$ 625,774
3 month U.S. LIBOR + 1.050% 2.364% 6/5/23 (a)(b)	304,000	300,790
UBS AG 3 month U.S. LIBOR + 0.480% 0.83% 12/1/20 (a)(b)(c)	864,000	865,391
UBS Group AG:
3 month U.S. LIBOR + 0.950% 1.342% 8/15/23 (a)(b)(c)	600,000	596,766
3 month U.S. LIBOR + 1.530% 2.217% 2/1/22 (a)(b)(c)	1,200,000	1,217,328
		43,936,224
Insurance – 1.8%
Jackson National Life Global Funding:
3 month U.S. LIBOR + 0.480% 1.248% 6/11/21 (a)(b)(c)	148,000	147,381
3 month U.S. LIBOR + 0.300% 1.519% 10/15/20 (a)(b)(c)	464,000	463,333
3 month U.S. LIBOR + 0.730% 1.997% 6/27/22 (a)(b)(c)	238,000	235,108
Metropolitan Life Global Funding I 3 month U.S. LIBOR + 0.400% 1.184% 6/12/20 (a)(b)(c)	150,000	150,034
New York Life Global Funding:
3 month U.S. LIBOR + 0.320% 0.821% 8/6/21 (a)(b)(c)	78,000	78,074
3 month U.S. LIBOR + 0.280% 1.389% 1/21/22 (a)(b)(c)	1,234,000	1,221,651
3 month U.S. LIBOR + 0.520% 1.416% 6/10/22 (a)(b)(c)	150,000	149,717
3 month U.S. LIBOR + 0.160% 1.593% 10/1/20 (a)(b)(c)	766,000	766,463
		3,211,761
TOTAL FINANCIALS		111,547,424
HEALTH CARE – 2.3%
Health Care Equipment & Supplies – 0.4%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 2.031% 6/6/22 (a)(b)	479,000	474,076
Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 1.511% 6/15/22 (a)(b)	96,000	94,160
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 1.113% 11/30/20 (a)(b)	102,000	101,618
		669,854

	Principal Amount	Value

Health Care Providers & Services – 0.1%
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.070% 1.289% 10/15/20 (a)(b)	$ 188,000	$ 188,117
Pharmaceuticals – 1.8%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 1.024% 11/21/22 (a)(b)(c)	780,000	773,776
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 1.051% 8/17/23 (a)(b)	84,000	83,007
Bayer US Finance II LLC 3 month U.S. LIBOR + 1.010% 1.751% 12/15/23 (a)(b)(c)	572,000	556,928
Bristol-Myers Squibb Co.:
3 month U.S. LIBOR + 0.200% 0.586% 11/16/20 (a)(b)(c)	1,048,000	1,048,554
3 month U.S. LIBOR + 0.380% 0.766% 5/16/22 (a)(b)(c)	306,000	305,905
GlaxoSmithKline Capital PLC 3 month U.S. LIBOR + 0.350% 0.774% 5/14/21 (a)(b)	93,000	93,103
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 1.071% 9/15/23 (a)(b)	180,000	178,882
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 0.817% 8/20/21 (a)(b)	50,000	49,939
		3,090,094
TOTAL HEALTH CARE		3,948,065
INDUSTRIALS – 2.7%
Aerospace & Defense – 0.7%
General Dynamics Corp. 3 month U.S. LIBOR + 0.380% 0.828% 5/11/21 (a)(b)	1,225,000	1,225,583
Air Freight & Logistics – 0.2%
United Parcel Service, Inc.:
3 month U.S. LIBOR + 0.380% 0.766% 5/16/22 (a)(b)	58,000	57,842
3 month U.S. LIBOR + 0.450% 1.883% 4/1/23 (a)(b)	286,000	284,108
		341,950
Electrical Equipment – 0.0%
Tyco Electronics Group S.A. 3 month U.S. LIBOR + 0.450% 1.764% 6/5/20 (a)(b)	26,000	25,998
Industrial Conglomerates – 0.5%
General Electric Co.:
3 month U.S. LIBOR + 1.000% 1.741% 3/15/23 (a)(b)	9,000	8,634
8

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Industrial Conglomerates – continued
3 month U.S. LIBOR + 1.000% 2.219% 4/15/23 (a)(b)	$ 415,000	$396,792
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.818% 8/8/22 (a)(b)	506,000	505,256
		910,682
Machinery – 0.9%
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.260% 1.156% 9/10/21 (a)(b)	110,000	109,713
3 month U.S. LIBOR + 0.400% 1.399% 6/7/21 (a)(b)	241,000	241,679
3 month U.S. LIBOR + 0.480% 1.479% 9/8/22 (a)(b)	200,000	199,372
3 month U.S. LIBOR + 0.290% 1.485% 6/22/20 (a)(b)	139,000	138,994
3 month U.S. LIBOR + 0.550% 1.549% 6/7/23 (a)(b)	200,000	197,879
3 month U.S. LIBOR + 0.420% 1.731% 7/10/20 (a)(b)	718,000	718,962
		1,606,599
Trading Companies & Distributors – 0.4%
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.670% 1.43% 7/30/21 (a)(b)(c)	666,000	617,333
GATX Corp. 3 month U.S. LIBOR + 0.720% 1.261% 11/5/21 (a)(b)	23,000	22,508
		639,841
TOTAL INDUSTRIALS		4,750,653
INFORMATION TECHNOLOGY – 2.2%
IT Services – 1.3%
IBM Credit LLC:
3 month U.S. LIBOR + 0.160% 0.701% 2/5/21 (a)(b)	100,000	100,069
3 month U.S. LIBOR + 0.470% 0.833% 11/30/20 (a)(b)	800,000	801,578
3 month U.S. LIBOR + 0.260% 1.395% 1/20/21 (a)(b)	500,000	501,001
International Business Machines Corp. 3 month U.S. LIBOR + 0.400% 0.834% 5/13/21 (a)(b)	800,000	802,505
		2,205,153
Semiconductors & Semiconductor Equipment – 0.1%
Intel Corp. 3 month U.S. LIBOR + 0.350% 0.798% 5/11/22 (a)(b)	240,000	239,302

	Principal Amount	Value

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc.:
3 month U.S. LIBOR + 0.350% 0.798% 5/11/22 (a)(b)	$ 408,000	$ 407,689
3 month U.S. LIBOR + 0.500% 0.948% 2/9/22 (a)(b)	341,000	342,934
3 month U.S. LIBOR + 1.130% 1.49% 2/23/21 (a)(b)	274,000	275,990
Hewlett Packard Enterprise Co. 3 month U.S. LIBOR + 0.720% 2.093% 10/5/21 (a)(b)	312,000	308,145
		1,334,758
TOTAL INFORMATION TECHNOLOGY		3,779,213
MATERIALS – 0.1%
Chemicals – 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 1.502% 11/15/23 (a)(b)	252,000	249,214
UTILITIES – 2.0%
Electric Utilities – 0.6%
Duke Energy Corp.:
3 month U.S. LIBOR + 0.500% 0.924% 5/14/21 (a)(b)(c)	102,000	101,888
3 month U.S. LIBOR + 0.650% 1.418% 3/11/22 (a)(b)	920,000	915,164
		1,017,052
Gas Utilities – 0.1%
Dominion Energy Gas Holdings LLC 3 month U.S. LIBOR + 0.600% 1.341% 6/15/21 (a)(b)	256,000	254,347
Independent Power and Renewable Electricity Producers – 0.4%
Southern Power Co. 3 month U.S. LIBOR + 0.550% 1.666% 12/20/20 (a)(b)(c)	607,000	605,973
Multi-Utilities – 0.9%
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.400% 0.75% 12/1/20 (a)(b)(c)	50,000	49,864
Duke Energy Progress LLC 3 month U.S. LIBOR + 0.180% 1.179% 9/8/20 (a)(b)	72,000	71,948
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.480% 1.036% 5/4/21 (a)(b)	153,000	152,884
3 month U.S. LIBOR + 0.720% 1.08% 2/25/22 (a)(b)	532,000	529,579
Sempra Energy:
3 month U.S. LIBOR + 0.450% 1.191% 3/15/21 (a)(b)	196,000	195,710

9

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
3 month U.S. LIBOR + 0.500% 1.719% 1/15/21 (a)(b)	$ 628,000	$ 625,102
		1,625,087
TOTAL UTILITIES		3,502,459
TOTAL NONCONVERTIBLE BONDS (Cost $149,778,946)		148,386,639
U.S. Treasury Obligations – 10.3%

U.S. Treasury Bonds:
5.25% 2/15/29	2,000	2,796
6.125% 11/15/27	1,000	1,413
U.S. Treasury Notes:
0.625% 5/15/30	703,000	701,023
1.50% 2/15/30	537,000	580,463
1.625% 8/15/29	663,600	723,998
1.75% 11/15/29	1,734,200	1,914,259
2.25% 8/15/27 to 11/15/27	3,033,800	3,411,028
2.375% 5/15/27 to 5/15/29	1,857,800	2,144,816
2.625% 2/15/29	1,930,800	2,264,240
2.75% 2/15/28	1,510,600	1,763,743
2.875% 5/15/28 to 8/15/28	2,439,400	2,883,115
3.125% 11/15/28	1,398,800	1,693,094
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,494,801)		18,083,988

Money Market Fund – 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (d) (Cost $8,713,055)	8,711,313	$ 8,713,055
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $174,986,802)		175,183,682
NET OTHER ASSETS (LIABILITIES) – 0.2%		293,904
NET ASSETS – 100.0%		$ 175,477,586

Legend
(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,654,256 or 16.3% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$46,947
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S government obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
10

Schedule of Investments (Unaudited)–continued
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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